Equity Method Investments and Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Revenue and other amounts recognized by Rowan related to these agreements and transactions is as follows (in millions):

	Three months ended March 31, 2019	Three months ended March 31, 2018
Secondment and other Revenue - Jack-ups	$20.9	$14.3
Lease and Related Revenue - Jack-ups	21.4	—
Transition Services Revenue - Unallocated	4.9	9.0
Total Revenue received from ARO	$47.2	$23.3

Proceeds from equipment sales to ARO (a)	$0.3	$1.2

(a) For the the three months ended March 31. 2019, no gain or loss was recognized. For the three months ended March 31, 2018, a $0.6 million loss was recognized in Loss on disposals of property and equipment on the Condensed Consolidated Statement of Operations.

Equity Method Investments [Table Text Block]
The following summarizes the total assets and liabilities as reflected in the Company's Condensed Consolidated Balance Sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any receivable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

	March 31, 2019	December 31, 2018
Total assets	$558.0	$566.0
Total liabilities	3.0	6.1
Maximum exposure to loss	$555.0	$559.9
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

	Three months ended March 31, 2019	Three months ended March 31, 2018
REVENUE	$136.0	$58.3
Direct operating costs (excluding items below)	85.1	33.4
Depreciation and amortization	13.4	16.6
Selling, general and administrative	5.2	6.4
Loss on disposals of property and equipment	0.6	0.1
INCOME FROM OPERATIONS	31.7	1.8
Interest expense, net	(9.7)	(5.6)
Provision (benefit) for income taxes	7.7	(1.2)
NET INCOME (LOSS)	$14.3	$(2.6)

Rowan's equity in earnings (losses) from ARO	$7.1	$(1.3)

	March 31, 2019	December 31, 2018
Current assets	$367.8	$348.9
Non-current assets	925.8	727.0
Total assets	$1,293.6	$1,075.9

Current liabilities	$183.0	$112.2
Non-current liabilities	1,053.4	949.1
Total liabilities	$1,236.4	$1,061.3